Total revenue and income - Summary of net income from financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Net Income of financial instruments at fair value through profit or loss	R$ 6,326,080	R$ 7,555,132	R$ 3,020,698
Net income (loss) from financial instruments at amortized cost and at fair value through other comprehensive income	1,201,253	(1,558,060)	188,196
Taxes and contributions on financial income	(120,399)	(116,425)	(73,777)
Net income from financial instruments	R$ 7,406,934	R$ 5,880,647	R$ 3,135,117